STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 01, 2023 USD ($) $ / shares shares	Jan. 02, 2022 USD ($) plan $ / shares shares	Jan. 03, 2021 USD ($) plan $ / shares shares	Aug. 26, 2020 shares	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan			2	2
Restricted Stock Units (RSUs) And Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share) | $ / shares		$ 15.34	$ 25.51	$ 18.70
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of January 1, 2023 (in shares)		1,741,000	1,069,000
Fair value of restricted stock units vested | $		$ 13.1	$ 14.5	$ 0.4
Unrecognized stock-based compensation | $		$ 25.3
Unrecognized stock-based compensation, period for recognition		2 years 1 month 6 days
SunPower Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replaced shares (in shares)					(2,100,000)
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage					2.00%	3.00%
Number of shares available for grant (in shares)					6,000,000
Shares withheld for tax withholding obligation (in shares)				100,000
2015 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of January 1, 2023 (in shares)					1,200,000
Annual increase percentage		3.00%
Shares withheld for tax withholding obligation (in shares)		32,875	132,337
2020 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	4 years
Transformation Incentive Plan (TIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment liability | $		$ 1.7